Contingent Liabilities and Commitments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Contingent Liabilities And Commitments With Off-Balance Sheet Risk [Abstract]
Summary of Financial Instruments with Off-Balance-Sheet Risk

	December 31
	2012	2011
	(In thousands)
Contract or Notional Amount
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$118,887	$106,209
Standby letters of credit and financial guarantees written:
Secured	2,509	2,513
Unsecured	8	9
Unfunded limited partner equity commitment	4,000	0

Summary of minimum future contractual obligation under renewal of contract

The Company’s subsidiary bank renewed its contract for outsourced data services on December 31, 2012 for a period of five years and six months, which requires a minimum payment for early termination without cause as follows:

Year End	(in thousands)

2012	$13,464
2013	11,016
2014	8,568
2015	6,120
2016	3,672